UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)	Included Tailored Shareholder Report

Bancreek International Large Cap ETF

(BCIL) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Bancreek International Large Cap ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://bancreeketfs.com/investor-materials. You can also request this information by contacting us at 833-442-3223.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancreek International Large Cap ETF	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$94,895,648
Number of Portfolio Holdings	30
Total Advisory Fee Paid	$320,744
Portfolio Turnover Rate	57%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Health Care	3.3%
Consumer Staples	3.7%
Materials	7.1%
Financials	18.8%
Technology	19.1%
Consumer Discretionary	20.4%
Industrials	27.0%

Top 10 Holdings (% of net assets)

Table Summary
Benefit Systems S.A.	4.3%
Codan Ltd.	4.2%
Asics Corporation	4.2%
SK Hynix, Inc.	4.2%
Konecranes OYJ	4.1%
Heidelberg Materials A.G.	4.1%
JB Hi-Fi Ltd.	4.0%
Protector Forsikring ASA	3.9%
Samyang Foods Company Ltd.	3.7%
Indra Sistemas S.A.	3.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://bancreeketfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-BCIL

Bancreek U.S. Large Cap ETF

(BCUS) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Bancreek U.S. Large Cap ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://bancreeketfs.com/investor-materials. You can also request this information by contacting us at 833-442-3223.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancreek U.S. Large Cap ETF	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$108,048,232
Number of Portfolio Holdings	30
Total Advisory Fee Paid	$346,194
Portfolio Turnover Rate	157%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Health Care	3.0%
Energy	3.6%
Utilities	5.5%
Consumer Staples	5.7%
Financials	9.0%
Consumer Discretionary	9.9%
Materials	11.7%
Communications	12.1%
Industrials	19.4%
Technology	20.1%

Top 10 Holdings (% of net assets)

Table Summary
Flex Ltd.	4.8%
Spotify Technology S.A.	4.4%
General Electric Company	4.4%
Royal Caribbean Cruises Ltd.	4.2%
Broadcom, Inc.	4.2%
NVIDIA Corporation	4.2%
Meta Platforms, Inc., Class A	4.1%
Amphenol Corporation, Class A	4.0%
Western Digital Corporation	3.7%
Netflix, Inc.	3.6%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://bancreeketfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-BCUS

Bancreek Global Select ETF

(BCGS) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Bancreek Global Select ETF for the period of March 6, 2026 to May 31, 2026. You can find additional information about the Fund at https://bancreeketfs.com/investor-materials. You can also request this information by contacting us at 833-442-3223.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancreek Global Select ETF	$20	0.80%Footnote Reference**
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on March 6, 2026. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote**	Annualized

Fund Statistics

Table Summary
Net Assets	$40,216,920
Number of Portfolio Holdings	54
Total Advisory Fee Paid	$66,349
Portfolio Turnover Rate	35%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Utilities	1.7%
Energy	1.8%
Consumer Staples	3.5%
Health Care	4.1%
Consumer Discretionary	9.3%
Communications	9.8%
Materials	11.2%
Technology	13.2%
Financials	16.1%
Industrials	28.6%

Top 10 Holdings (% of net assets)

Table Summary
SK Hynix, Inc.	2.5%
AppLovin Corporation, Class A	2.3%
Spotify Technology S.A.	2.1%
Eli Lilly & Company	2.1%
Indra Sistemas S.A.	2.0%
SK Square Company Ltd.	2.0%
Amphenol Corporation, Class A	2.0%
Broadcom, Inc.	2.0%
UCB S.A.	2.0%
Benefit Systems S.A.	2.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://bancreeketfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-BCGS

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST

BANCREEK INTERNATIONAL LARGE CAP ETF (BCIL)
BANCREEK U.S. LARGE CAP ETF (BCUS)
BANCREEK GLOBAL SELECT ETF (BCGS)

Semi-Annual Financial Statements and Other Information

May 31, 2026

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS May 31, 2026 (Unaudited)

Financial Statements (Form N-CSRS, Item 7)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   833-442-3223

•   https://bancreeketfs.com/investor-materials

i

BANCREEK INTERNATIONAL LARGE CAP ETF SCHEDULE OF INVESTMENTS May 31, 2026 (Unaudited)
	Shares	Fair Value
Common Stocks — 99.4%
Australia — 8.2%
Consumer Discretionary — 4.0%
JB Hi-Fi Ltd.	71,357	$3,824,429
Industrials — 4.2%
Codan Ltd.	129,897	3,986,119
Total Australia		7,810,548

Belgium — 3.3%
Health Care — 3.3%
UCB S.A.	10,526	3,091,728
Total Belgium		3,091,728

Canada — 5.6%
Industrials — 2.6%
AtkinsRealis Group, Inc.	41,376	2,485,774
Technology — 3.0%
Celestica, Inc.(a)	7,446	2,881,052
Total Canada		5,366,826

Finland — 4.1%
Industrials — 4.1%
Konecranes OYJ	118,981	3,934,886
Total Finland		3,934,886

Germany — 9.8%
Financials — 2.8%
Talanx A.G.	22,338	2,684,950
Industrials — 2.9%
Rheinmetall A.G.	1,818	2,743,983
Materials — 4.1%
Heidelberg Materials A.G.	17,491	3,894,464
Total Germany		9,323,397

Israel — 3.0%
Financials — 3.0%
Plus500 Ltd.	47,043	2,810,392
Total Israel		2,810,392

Italy — 6.1%
Financials — 3.1%
UniCredit SpA	34,320	2,973,308
Materials — 3.0%
SOL SpA	43,217	2,849,428
Total Italy		5,822,736
	Shares	Fair Value
Japan — 18.7%
Consumer Discretionary — 10.4%
Asics Corporation	129,900	$3,951,917
Ryohin Keikaku Company Ltd.	123,400	3,010,002
Sanrio Company Ltd.	530,200	2,851,669
		9,813,588
Industrials — 2.8%
Kandenko Company Ltd.	64,200	2,636,721
Technology — 5.5%
Advantest Corporation	15,200	2,498,800
Fujikura Ltd.	92,500	2,772,269
		5,271,069
Total Japan		17,721,378

Norway — 4.0%
Financials — 4.0%
Protector Forsikring ASA	75,431	3,731,038
Total Norway		3,731,038

Poland — 7.3%
Industrials — 4.3%
Benefit Systems S.A.	3,342	4,069,308
Technology — 3.0%
Asseco Poland S.A.	52,845	2,870,742
Total Poland		6,940,050

South Korea — 14.1%
Consumer Staples — 3.7%
Samyang Foods Company Ltd.	4,377	3,499,857
Financials — 3.3%
SK Square Company Ltd.	3,839	3,141,000
Industrials — 2.9%
HD Hyundai Electric Company Ltd.	3,975	2,777,488
Technology — 4.2%
SK Hynix, Inc.	2,547	3,943,033
Total South Korea		13,361,378

Spain — 3.4%
Technology — 3.4%
Indra Sistemas S.A.	47,692	3,165,627
Total Spain		3,165,627

See accompanying Notes to Financial Statements.

BANCREEK INTERNATIONAL LARGE CAP ETF SCHEDULE OF INVESTMENTS (Continued) May 31, 2026 (Unaudited)
	Shares	Fair Value
United Kingdom — 11.8%
Consumer Discretionary — 6.0%
Games Workshop Group plc	10,784	$2,886,897
Next plc	16,072	2,862,921
		5,749,818
Financials — 2.6%
3i Group PLC	80,991	2,483,650
Industrials — 3.2%
Rolls-Royce Holdings plc	168,445	3,036,628
Total United Kingdom		11,270,096
Total Common Stocks (Cost $87,951,017)		94,350,080
Total Investments — 99.4% (Cost $87,951,017)		94,350,080
Other Assets in Excess of Liabilities — 0.6%		545,568
Total Net Assets — 100.0%		$94,895,648
A.G.	-	Aktiengesellschaft
LTD	-	Limited Company
OYJ	-	Julkinen osakeyhtiö
PLC	-	Public Limited Company
S.A.	-	Société Anonyme

(a)    Non-income producing security.

See accompanying Notes to Financial Statements.

BANCREEK INTERNATIONAL LARGE CAP ETF SUMMARY OF INVESTMENTS May 31, 2026 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	27.0%
Consumer Discretionary	20.4%
Technology	19.1%
Financials	18.8%
Materials	7.1%
Consumer Staples	3.7%
Health Care	3.3%
Total Common Stocks	99.4%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%
Diversification of Assets	Percent of Total Net Assets
Country
Japan	18.7%
South Korea	14.1%
United Kingdom	11.8%
Germany	9.8%
Australia	8.2%
Poland	7.3%
Italy	6.1%
Canada	5.6%
Finland	4.1%
Norway	4.0%
Spain	3.4%
Belgium	3.3%
Israel	3.0%
Total Common Stocks	99.4%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

BANCREEK U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS May 31, 2026 (Unaudited)
	Shares	Fair Value
Common Stocks — 100.0%
Communications — 12.1%
Meta Platforms, Inc., Class A	6,938	$4,388,354
Netflix, Inc.(a)	45,177	3,886,126
Spotify Technology S.A.(a)	9,614	4,784,695
		13,059,175
Consumer Discretionary — 9.9%
Brinker International, Inc.(a)	20,851	2,968,765
Ralph Lauren Corporation	8,760	3,187,764
Royal Caribbean Cruises Ltd.	15,937	4,536,149
		10,692,678
Consumer Staples — 5.7%
Casey’s General Stores, Inc.	3,859	2,960,393
Sprouts Farmers Market, Inc.(a)	39,336	3,249,941
		6,210,334
Energy — 3.6%
TechnipFMC plc	56,109	3,838,978

Financials — 9.0%
Bank of New York Mellon Corporation (The)	23,461	3,271,167
Interactive Brokers Group, Inc., Class A	39,648	3,448,186
JPMorgan Chase & Company	10,092	3,020,637
		9,739,990
Health Care — 3.0%
Cardinal Health, Inc.	16,250	3,198,000

Industrials — 19.4%
Amphenol Corporation, Class A	29,224	4,347,362
EMCOR Group, Inc.	3,567	2,949,267
General Electric Company	14,567	4,716,212
Mueller Industries, Inc.	23,605	3,035,603
Parker-Hannifin Corporation	3,542	2,991,679
Trane Technologies PLC	6,406	2,891,028
		20,931,151
	Shares	Fair Value
Materials — 11.7%
Carpenter Technology Corporation	7,452	$3,494,839
CRH PLC	27,004	2,937,765
Hawkins, Inc.	18,867	2,920,046
United States Lime & Minerals, Inc.	28,681	3,269,347
		12,621,997
Technology — 20.1%
Broadcom, Inc.	10,072	4,499,867
Flex Ltd.(a)	34,260	5,165,724
InterDigital, Inc.	14,834	3,739,503
NVIDIA Corporation	21,256	4,487,992
Western Digital Corporation	7,440	3,952,202
		21,845,288
Utilities — 5.5%
NRG Energy, Inc.	20,317	2,724,103
Vistra Corporation	19,917	3,191,301
		5,915,404
Total Common Stocks (Cost $97,323,887)		108,052,995
Total Investments — 100.0% (Cost $97,323,887)		108,052,995
Liabilities in Excess of Other Assets — 0.0%		(4,763)
Total Net Assets — 100.0%		$108,048,232
LTD	-	Limited Company
PLC	-	Public Limited Company

(a)    Non-income producing security.

See accompanying Notes to Financial Statements.

BANCREEK U.S. LARGE CAP ETF SUMMARY OF INVESTMENTS May 31, 2026 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	20.1%
Industrials	19.4%
Communications	12.1%
Materials	11.7%
Consumer Discretionary	9.9%
Financials	9.0%
Consumer Staples	5.7%
Utilities	5.5%
Energy	3.6%
Health Care	3.0%
Total Common Stocks	100.0%
Total Investments	100.0%
Liabilities in Excess of Other Assets	—%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

BANCREEK GLOBAL SELECT ETF SCHEDULE OF INVESTMENTS May 31, 2026 (Unaudited)
	Shares	Fair Value
Common Stocks — 99.3%
Communications — 9.8%
Alphabet, Inc., Class C	1,870	$703,924
AppLovin Corporation, Class A(a)	1,483	909,212
Meta Platforms, Inc., Class A	1,200	759,012
Netflix, Inc.(a)	8,382	721,020
Spotify Technology S.A.(a)	1,729	860,489
		3,953,657
Consumer Discretionary — 9.3%
Asics Corporation (Japan)	24,900	757,527
Brinker International, Inc.(a)	5,059	720,300
JB Hi-Fi Ltd. (Australia)	13,765	737,745
Royal Caribbean Cruises Ltd.	2,627	747,723
Ryohin Keikaku Company Ltd. (Japan)	31,900	778,113
		3,741,408
Consumer Staples — 3.5%
Samyang Foods Company Ltd. (Korea (Republic Of))	843	674,064
Sprouts Farmers Market, Inc.(a)	9,132	754,486
		1,428,550
Energy — 1.8%
TechnipFMC plc	10,413	712,457

Financials — 16.1%
3i Group PLC (United Kingdom)	20,828	638,706
Blackstone, Inc.	6,048	707,435
JPMorgan Chase & Company	2,421	724,630
Plus500 Ltd. (Israel)	12,101	722,925
Protector Forsikring ASA (Norway)	14,559	720,131
SK Square Company Ltd. (Korea (Republic Of))	986	806,727
Talanx A.G. (Germany)	5,747	690,769
UniCredit SpA (Italy)	8,829	764,899
Unipol Gruppo SpA (Italy)	28,310	701,696
		6,477,918
Health Care — 4.1%
Eli Lilly & Company	760	839,800
UCB S.A. (Belgium)	2,710	795,989
		1,635,789
Industrials — 28.6%*
Amphenol Corporation, Class A	5,413	805,238
Benefit Systems S.A. (Poland)	647	787,804
Codan Ltd. (Australia)	25,053	768,796
Comfort Systems USA, Inc.	378	691,063
EMCOR Group, Inc.	803	663,936
HD Hyundai Electric Company Ltd. (Korea (Republic of))	768	536,632
Kandenko Company Ltd. (Japan)	16,600	681,769
Konecranes OYJ (Finland)	22,957	759,223
Mueller Industries, Inc.	5,373	690,968
Parker-Hannifin Corporation	832	702,732
	Shares	Fair Value
Rheinmetall A.G. (Germany)	469	$707,881
Rolls-Royce Holdings plc (United Kingdom)	43,327	781,074
Sterling Infrastructure, Inc.(a)	913	785,948
Takasago Thermal Engineering Company Ltd. (Japan)	24,500	727,813
Trane Technologies PLC	1,573	709,895
Vertiv Holdings Company, Class A	2,174	686,354
		11,487,126
Materials — 11.2%
Carpenter Technology Corporation	1,664	780,383
Hawkins, Inc.	4,430	685,631
Heidelberg Materials A.G. (Germany)	3,374	751,239
Holcim A.G. (Switzerland)	7,787	771,574
SOL SpA (Italy)	11,116	732,912
United States Lime & Minerals, Inc.	6,769	771,598
		4,493,337
Technology — 13.2%
Broadcom, Inc.	1,794	801,505
Celestica, Inc. (Canada)(a)	1,916	741,350
Fujikura Ltd. (Japan)	18,000	539,469
Indra Sistemas S.A. (Spain)	12,272	814,572
InterDigital, Inc.	2,654	669,047
NVIDIA Corporation	3,496	738,145
SK Hynix, Inc. (South Korea)	658	1,018,656
		5,322,744
Utilities — 1.7%
NRG Energy, Inc.	5,217	699,495
Total Common Stocks (Cost $35,541,844)		39,952,481
Total Investments — 99.3% (Cost $35,541,844)		39,952,481
Other Assets in Excess of Liabilities — 0.7%		264,439
Total Net Assets — 100.0%		$40,216,920
A.G.	-	Aktiengesellschaft
LTD	-	Limited Company
OYJ	-	Julkinen osakeyhtiö
PLC	-	Public Limited Company
S.A.	-	Société Anonyme

(a)    Non-income producing security.

*   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying Notes to Financial Statements.

BANCREEK GLOBAL SELECT ETF SUMMARY OF INVESTMENTS May 31, 2026 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	28.6%
Financials	16.1%
Technology	13.2%
Materials	11.2%
Communications	9.8%
Consumer Discretionary	9.3%
Health Care	4.1%
Consumer Staples	3.5%
Energy	1.8%
Utilities	1.7%
Total Common Stocks	99.3%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES May 31, 2026 (Unaudited)
	Bancreek International Large Cap ETF	Bancreek U.S. Large Cap ETF
Assets
Investments, at value	$94,350,080	$108,052,995
Foreign currency (Cost – $33,440 and $0, respectively)	33,726	—
Cash	363,283	30,733
Dividend and interest receivable	146,403	27,735
Tax reclaims receivable	66,657	—
Total Assets	94,960,149	108,111,463

Liabilities
Advisory fee payable	64,501	63,231
Total Liabilities	64,501	63,231
Net Assets	$94,895,648	$108,048,232

Net Assets consist of:
Paid-in capital	$92,292,543	$102,746,309
Accumulated earnings	2,603,105	5,301,923
Net Assets	$94,895,648	$108,048,232

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,130,000	3,020,000
Net Asset Value, Offering and Redemption Price Per Share	$30.32	$35.78
Investments, at cost	$87,951,017	$97,323,887

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES (Continued) May 31, 2026 (Unaudited)
Bancreek Global Select ETF
Assets
Investments, at value	$39,952,481
Cash	259,768
Dividend and interest receivable	35,039
Tax reclaims receivable	15,905
Total Assets	40,263,193

Liabilities
Due to custodian – Foreign cash (Cost – ($18,772))	18,888
Advisory fee payable	27,385
Total Liabilities	46,273
Net Assets	$40,216,920

Net Assets consist of:
Paid-in capital	$27,660,777
Accumulated earnings	12,556,143
Net Assets	$40,216,920

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,471,915
Net Asset Value, Offering and Redemption Price Per Share	$27.32
Investments, at cost	$35,541,844

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2026 (Unaudited)
	Bancreek International Large Cap ETF	Bancreek U.S. Large Cap ETF
Investment Income
Dividend income	$1,046,639	$344,087
Less foreign taxes withheld	(155,272)	—
Interest income	5,955	2,981
Total Investment Income	897,322	347,068

Expenses
Advisory fees	360,837	395,650
Total Expenses	360,837	395,650
Waiver	(40,093)	(49,456)
Net Expenses	320,744	346,194
Net Investment Income (Loss)	576,578	874

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	(7,299,301)	(5,122,550)
In-kind redemptions	6,130,327	11,666,593
Foreign currency transactions	(42,004)	—
	(1,210,978)	6,544,043
Net Change in Unrealized Gain (Loss) on:
Investments	7,971,938	3,551,821
Foreign currency translations	2,389	—
	7,974,327	3,551,821
Net Realized and Unrealized Gain (Loss) on Investments	6,763,349	10,095,864
Net Increase (Decrease) in Net Assets Resulting From Operations	$7,339,927	$10,096,738

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS (Continued) For the Period Ended May 31, 2026 (Unaudited)
Bancreek Global Select ETF(a)
Investment Income
Dividend income	$242,970
Less foreign taxes withheld	(21,268)
Interest income	15,864
Total Investment Income	237,566

Expenses
Advisory fees	74,643
Total Expenses	74,643
Waiver	(8,294)
Net Expenses	66,349
Net Investment Income (Loss)	171,217

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	(273,561)
In-kind redemptions	8,404,822
Foreign currency transactions	(147,385)
7,983,876
Net Change in Unrealized Gain (Loss) on:
Investments	(4,311,044)
Foreign currency translations	(39)
(4,311,083)
Net Realized and Unrealized Gain (Loss) on Investments	3,672,793
Net Increase (Decrease) in Net Assets Resulting From Operations	$3,844,010

(a)    For the period March 6, 2026 (commencement of operations) to May 31, 2026.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Bancreek International Large Cap ETF		Bancreek U.S. Large Cap ETF
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations
Net investment income (loss)	$576,578	$279,357	$874	$470,457
Net realized gain (loss) on investments	(1,210,978)	(1,618,923)	6,544,043	(4,949,705)
Net change in unrealized gain (loss) on investments	7,974,327	(1,980,079)	3,551,821	1,860,576
Net Increase (Decrease) in Net Assets Resulting From Operations	7,339,927	(3,319,645)	10,096,738	(2,618,672)

Distributions to Shareholders
Distribution	(55,145)	(230,941)	(103,354)	(391,771)
Return of capital	—	(42,813)	—	(29,506)
Total Distributions to Shareholders	(55,145)	(273,754)	(103,354)	(421,277)

Capital Share Transactions
Proceeds from shares sold	62,037,789	84,898,959	106,089,658	124,676,588
Cost of shares redeemed	(47,774,607)	(36,181,507)	(104,644,811)	(104,311,305)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	14,263,182	48,717,452	1,444,847	20,365,283
Net Increase (Decrease) in Net Assets	21,547,964	45,124,053	11,438,231	17,325,334

Net Assets
Beginning of period	$73,347,684	$28,223,631	$96,610,001	$79,284,667
End of period	$94,895,648	$73,347,684	$108,048,232	$96,610,001

Change in Share Transactions
Shares sold	2,140,000	2,940,000	3,220,000	4,040,000
Shares redeemed	(1,650,000)	(1,370,000)	(3,170,000)	(3,510,000)
Net Increase (Decrease) in Shares Outstanding	490,000	1,570,000	50,000	530,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Bancreek Global Select ETF
Period Ended May 31, 2026(a) (Unaudited)
Operations
Net investment income (loss)	$171,217
Net realized gain (loss) on investments	7,983,876
Net change in unrealized gain (loss) on investments	(4,311,083)
Net Increase (Decrease) in Net Assets Resulting From Operations	3,844,010

Distributions to Shareholders	(9,548)

Capital Share Transactions
Proceeds from shares sold	41,351,080
Issuances in Connection with In-Kind Contribution (see Note 1)	9,297,859
Cost of shares redeemed	(14,266,481)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	36,382,458
Net Increase (Decrease) in Net Assets	40,216,920

Net Assets
Beginning of period	$—
End of period	$40,216,920

Change in Share Transactions
Shares sold	1,640,000
Issuances in Connection with In-Kind Contribution (see Note 1)	371,915
Shares redeemed	(540,000)
Net Increase (Decrease) in Shares Outstanding	1,471,915

(a)   For the period March 6, 2026 (commencement of operations) to May 31, 2026.

See accompanying Notes to Financial Statements.

BANCREEK INTERNATIONAL LARGE CAP ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended November 30, 2024(a)
Net asset value, beginning of period	$27.78	$26.38	$25.03

Investment operations:
Net investment income (loss)(b)	0.20	0.26	0.24
Net realized and unrealized gain (loss) on investments	2.36	1.50(c)	1.27
Total from investment operations	2.56	1.76	1.51

Distributions to shareholders from:
Net investment income	(0.02)	(0.32)	(0.16)
Return of capital	—	(0.04)	—
Total distributions	(0.02)	(0.36)	(0.16)

Net asset value, end of period	$30.32	$27.78	$26.38

Net Asset Value, Total Return	9.22%(d)	6.64%	6.05%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$94,896	$73,348	$28,224
Ratios to Average Net Assets:
Expenses before fee waiver	0.90%(e)	0.90%	0.90%(e)
Expenses after fee waiver	0.80%(e)	0.80%	0.80%(e)
Net investment income (loss)	1.44%(e)	0.92%	1.31%(e)
Portfolio turnover rate(f)	57%(d)	280%	326%(d)

(a)    For the period March 20, 2024 (commencement of operations) to November 30, 2024.

(b)    Per share amounts calculated using average shares method.

(c)   Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s Securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(d)    Not Annualized for periods less than one year.

(e)    Annualized for periods less than one year.

(f)     Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

BANCREEK U.S. LARGE CAP ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended November 30, 2024(a)
Net asset value, beginning of period	$32.53	$32.49	$24.72

Investment operations:
Net investment income (loss)(b)	—(c)	0.16	0.07
Net realized and unrealized gain (loss) on investments	3.28	0.01(d)	7.76
Total from investment operations	3.28	0.17	7.83

Distributions to shareholders from:
Net investment income	(0.03)	(0.12)	(0.06)
Return of capital	—	(0.01)	—
Total distributions	(0.03)	(0.13)	(0.06)

Net asset value, end of period	$35.78	$32.53	$32.49

Net Asset Value, Total Return	10.11%(e)	0.55%	31.69%(e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$108,048	$96,610	$79,285
Ratios to Average Net Assets:
Expenses before fee waiver	0.80%(f)	0.80%	0.80%(f)
Expenses after fee waiver	0.70%(f)	0.70%	0.70%(f)
Net investment income (loss)	0.00%(f)	0.52%	0.27%(f)
Portfolio turnover rate(g)	157%(e)	227%	207%(e)

(a)    For the period December 20, 2023 (commencement of operations) to November 30, 2024.

(b)    Per share amounts calculated using average shares method.

(c)   Rounds to less than $0.005 per share.

(d)    Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s Securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(e)    Not Annualized for periods less than one year.

(f)     Annualized for periods less than one year.

(g)    Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

BANCREEK GLOBAL SELECT ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
Period Ended May 31, 2026(a) (Unaudited)
Net asset value, beginning of period	$25.00

Investment operations:
Net investment income (loss)(b)	0.12
Net realized and unrealized gain (loss) on investments	2.21
Total from investment operations	2.33

Distributions to shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$27.32

Net Asset Value, Total Return	9.31%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$40,217
Ratios to Average Net Assets:
Expenses before fee waiver	0.90%(d)
Expenses after fee waiver	0.80%(d)
Net investment income (loss)	2.06%(d)
Portfolio turnover rate(e)	35%(c)

(a)    For the period March 6, 2026 (commencement of operations) to May 31, 2026.

(b)    Per share amounts calculated using average shares method.

(c)   Not Annualized for periods less than one year.

(d)    Annualized for periods less than one year.

(e)    Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS May 31, 2026 (Unaudited)

NOTE 1. ORGANIZATION

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Bancreek International Large Cap ETF

Bancreek U.S. Large Cap ETF

Bancreek Global Select ETF

The Bancreek International Large Cap ETF and the Bancreek U.S. Large Cap ETF are each classified as a diversified investment company under the 1940 Act. Bancreek Global Select ETF is a non-diversified investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

The Bancreek International Large Cap ETF’s investment objective is to seek long-term capital appreciation. The Bancreek U.S. Large Cap ETF’s investment objective is to seek long-term capital appreciation. The Bancreek Global Select ETF seeks long-term capital growth. The Bancreek International Large Cap ETF commenced operations on March 20, 2024, the Bancreek U.S. Large Cap ETF commenced operations on December 20, 2023 and the Bancreek Global Select ETF commenced operations on March 6, 2026.

In connection with Bancreek Global Select ETF launch, a contribution of securities was made by a certain investor (the “Initial Investor”) to the newly formed Fund. The Initial Investor transferred a pool of diversified securities (“Contributed Assets”) to Bancreek Global Select ETF in exchange for Fund shares with a net asset value (“NAV”) equal to the market value of the Contributed Assets on the day of the contribution (the “Contribution”). The Initial Investor’s basis in the Fund shares received with respect to the Contribution is equal to the Initial Investor’s basis in the Contributed Assets. On March 3, 2026 (“Contribution Date”), the Initial Investor completed a tax-free contribution under Section 351(a) of the Internal Revenue Code of 1986, as amended. The Initial Investor contributed a total market value on the Contribution Date, which was comprised of a contributed cost basis of assets and unrealized appreciation. The Contribution resulted in the issuance of shares to the Initial Investor, as follows:

Number of Shares	Market Value	Cost	Unrealized Appreciation
371,915	$9,297,859	$576,178	$8,721,681

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

NOTE 2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(b)    Segment Reporting

In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, Exchange Traded Concepts, LLC, each Fund’s investment adviser (the “Adviser”), reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment.

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of each Fund’s daily operations and financial reporting. Through these committees, the CODM manages each Fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the Fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds.

(c)    Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 – Quoted prices in active markets for identical assets.

•        Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, equities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of May 31, 2026, for each Fund based upon the three levels defined above:

Bancreek International Large Cap ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$94,350,080	$—	$—	$94,350,080
Total	$94,350,080	$—	$—	$94,350,080

Bancreek U.S. Large Cap ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$108,052,995	$—	$—	$108,052,995
Total	$108,052,995	$—	$—	$108,052,995

Bancreek Global Select ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$39,952,481	$—	$—	$39,952,481
Total	$39,952,481	$—	$—	$39,952,481

*  See Schedule of Investments for additional detailed categorizations.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

(c)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(d)    Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(e)    Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of May 31, 2026, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f)     Distributions to Shareholders

The Funds each pay out dividends from their net investment income at least quarterly and distribute their net capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND OTHER SERVICING AGREEMENTS

(a)    Investment Advisory and Administrative Services

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.90% for Bancreek International Large Cap ETF, 0.90% for Bancreek Global Select ETF and 0.80% for Bancreek U.S. Large Cap ETF of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Funds (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.80% of the Fund’s average daily net assets through at least March 31, 2027, for Bancreek International Large Cap ETF and Bancreek Global Select ETF, and 0.70% of the Fund’s average daily net assets through at least March 31, 2027, for Bancreek U.S. Large Cap ETF, unless earlier terminated by the Board for any reason at any time.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of each Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Investment Sub-Advisory Agreement

The Adviser has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Bancreek Capital Advisors, LLC (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the Fee the Adviser receives from each Fund, which is calculated daily and paid monthly.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

(c)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of such Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d)    Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. Brown Brothers Harriman & Co. serves as each Fund’s custodian and transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended May 31, 2026, were as follows:

	Purchases	Sales
Bancreek International Large Cap ETF	$53,405,471	$45,535,838
	Purchases	Sales
Bancreek U.S. Large Cap ETF	$156,828,189	$154,995,972
	Purchases	Sales
Bancreek Global Select ETF	$59,409,627	$13,628,480

Purchases and sales of in-kind transactions for the six months ended May 31, 2026, were as follows:

	Purchases	Sales
Bancreek International Large Cap ETF	$170,553,320	$163,841,485
	Purchases	Sales
Bancreek U.S. Large Cap ETF	$105,988,438	$106,071,982
	Purchases	Sales
Bancreek Global Select ETF	$2,363,737	$21,310,479

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

NOTE 5. CAPITAL SHARE TRANSACTIONS

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of shares (each a “Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transaction costs.

NOTE 6. PRINCIPAL RISKS

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk: Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Trading Risk: Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of that Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of such Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, a Fund’s shares could trade at a premium or discount to their NAV.

Foreign Securities Risk (Bancreek International Large Cap ETF and Bancreek Global Select ETF only): Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

Non-Diversification Risk. (Bancreek Global Select ETF only). As a non-diversified investment company under the 1940 Act, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Sector Focus Risk: Each Fund’s sector exposure is expected to vary over time, a Fund may have a significant portion of its assets in one or more sectors from time to time. When a Fund has significant exposure to a particular sector, it will be more susceptible to the risks affecting that sector.

Industrials Sector Risk: Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Technology Sector Risk: Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of a Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

NOTE 7. FEDERAL INCOME TAX

As of the tax period ended November 30, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Capital Loss Carryforwards	Unrealized appreciation on Investments	Distributable Earnings (Loss)
Bancreek International Large Cap ETF	$—	$—	$(2,975,389)	$(1,706,288)	$(4,681,677)
Bancreek U.S. Large Cap ETF	—	—	(10,924,872)	6,233,411	(4,691,461)

At May 31, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized appreciation on Investments
Bancreek International Large Cap ETF	$87,951,017	$8,685,920	$(2,286,857)	$6,399,063
Bancreek U.S. Large Cap ETF	97,323,887	13,081,864	(2,352,756)	10,729,108
Bancreek Global Select ETF	35,541,844	5,838,108	(1,427,471)	4,410,637

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. The difference in Unrealized Appreciation (Depreciation), if any, in the table above is due to the foreign cash holdings.

As of the tax period ended November 30, 2025, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term Losses	Long-Term Losses	Total Amount
Bancreek International Large Cap ETF	$2,915,088	$60,301	$2,975,389
Bancreek U.S. Large Cap ETF	10,924,872	—	10,924,872

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

NOTE 8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

NOTE 9. EVENTS SUBSEQUENT TO FISCAL PERIOD END

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS, Items 8-11) (Unaudited) May 31, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s respective Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

BOARD CONSIDERATION OF INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on December 9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the initial approval of the following agreements (together, the “Agreements”) with respect to the Bancreek Global Select ETF (“BCGS” or the “Fund”):

•        the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund; and

•        the sub-advisory agreement between ETC and Bancreek Capital Advisors, LLC (“Bancreek”) pursuant to which Bancreek provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and Bancreek are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Fund to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Bancreek and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from ETC provided an overview of ETC’s and Bancreek’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Bancreek. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreements, the Board took into account the materials provided for the Meeting, the presentation and extensive discussion during the Meeting and had a detailed discussion with the independent legal counsel. In particular, the Trustees took into consideration: (i) the nature, extent, and quality of the services to be provided by ETC and Bancreek; (ii) ETC and Bancreek’s expected costs of the profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC, Bancreek or their affiliates; (iii) comparative fee and expense data; (iv) the extent to which the advisory fee for BCGS reflects economies of scale to be shared with shareholders; and (v) other factors the Board deemed to be relevant.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS, Items 8-11) (Unaudited) (Continued) May 31, 2026

Nature, Extent, and Quality of Services. The Independent Trustees reviewed materials provided by ETC and Bancreek at the Meeting related to the Agreements with respect to BCGS and information provided by ETC and Bancreek in the ordinary course of business throughout the year, including: a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that would perform services for BCGS and their background and experience; a review of the financial condition of ETC and Bancreek; information regarding risk management processes and liquidity management; the respective compliance policies and procedures of ETC and Bancreek; and an independent report prepared by Institutional Shareholder Services (“ISS”) analyzing the unitary fee to be paid by BCGS and its estimated total expense ratio as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by ISS.

With respect to the nature, extent, and quality of the services to be provided to BCGS, the Board considered ETC’s and Bancreek’s specific responsibilities in all aspects of the day-to-day management of BCGS. The Board noted that ETC’s and Bancreek’s responsibilities would include, among other things, implementing and maintaining BCGS’s portfolio consistent with the strategies described in BCGS’s prospectus, trading portfolio securities and other investment instruments on behalf of BCGS, selecting broker-dealers to execute purchase and sale transactions, determining the cash amount for creation units of the Fund, executing portfolio securities trades for purchases and redemptions of Fund shares, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to BCGS. The Board observed that Bancreek would make security selection decisions for the Fund and would review, supervise, and administer the Fund’s investment program. The Board noted that it had been provided with ETC’s and Bancreek’s registration forms on Form ADV and ETC’s and Bancreek’s responses to a detailed series of questions, which included a description of ETC’s and Bancreek’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Bancreek’s investment personnel, the quality of ETC’s and Bancreek’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC and Bancreek each has appropriate compliance policies and procedures in place. The Board considered ETC’s and Bancreek’s experience working with ETFs, including other series of the Trust.

The Board also considered services to be provided to BCGS by ETC, either directly or through its subsidiary ETC Platform Services, LLC, such as arranging for service providers and other non-distribution related services necessary for BCGS to operate; providing office facilities and equipment; and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to BCGS’s business activities; oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for BCGS’s shares; marketing consulting services, and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to BCGS by ETC and Bancreek.

Performance. Because BCGS is new and has not commenced operations, the Board noted that there were no historical performance records to consider. The Board considered backtested performance data for the Fund’s strategy.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee to be paid to ETC and Bancreek for their respective services to BCGS under the Agreements. The Board reviewed the report provided by ISS, an independent third party, comparing BCGS’s advisory fee of 0.90% to those paid by a group of peer funds. The Board also considered that ETC has contractually agreed for one year to waive its fees and reimburse expenses for the Fund to ensure that the total net operating expenses of the Fund do not exceed 0.80% of average Fund net assets (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses). The Board took into consideration that the advisory fee is a “unitary fee,” meaning that BCGS would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS, Items 8-11) (Unaudited) (Continued) May 31, 2026

brokerage commissions, taxes, and interest. The Board found that BCGS’ unitary fee is the highest of the group. The Board gave consideration to the fact that the unitary fee, after the fee waiver, is not the highest and is equal to or slightly higher than other funds in the peer group.

The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the sub-advisory fee reflected an arm’s length negotiation between ETC and Bancreek. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and Bancreek given the work performed by each firm. The Board noted that ETC under the unitary fee arrangement will be responsible for compensating BCGS’s other service providers and paying BCGS’s other expenses out of its own fee and resources and is ultimately responsible for ensuring the obligation is satisfied. The Board considered the costs and expenses to be incurred by ETC and Bancreek in providing advisory services, evaluated the compensation and benefits to be received by ETC and Bancreek from their relationship with BCGS, and reviewed a profitability analysis from ETC and Bancreek with respect to BCGS. The Board considered the risks borne by ETC and Bancreek associated with providing services to BCGS, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of BCGS. In light of this information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services to be rendered.

Economies of Scale. The Board considered that economies of scale may be realized for the benefit of BCGS as assets grow in size, noting however that for the initial term of the Agreements with respect to BCGS that the Fund was not likely to realize economies of scale and accordingly economies of scale would not be a relevant consideration at this time, however, the Board considered that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

Conclusion. The Board, having requested and received such information from ETC and Bancreek as it believed reasonably necessary to evaluate the terms of the Agreements and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, the Board, including the Independent Trustees, determined that the each of the Agreements, including the compensation payable thereunder, was fair and reasonable to BCGS. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreements was in the best interests of BCGS and its shareholders. No single factor was determinative of the Board’s decision to approve the Agreements on behalf of BCGS; rather, the Board based its determination on the total mix of information available to it. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser:
Bancreek Capital Advisors, LLC
401 Wilshire Boulevard, Suite 1200
Santa Monica, California 90401

Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   833-442-3223

•   https://bancreeketfs.com/investor-materials

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: July 29, 2026	Principal Executive Officer/President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: July 29, 2026	Principal Executive Officer/President

By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date: July 29, 2026	Principal Financial Officer/Treasurer